UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21076

Registrant Name:	PIMCO Municipal Income Fund II

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	Trent W. Walker
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	December 31

Date of Reporting Period:	March 31, 2018

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Municipal Income Fund II

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 176.4% ¤
MUNICIPAL BONDS & NOTES 174.5%
ALABAMA 9.7%
Alabama Federal Aid Highway Financing Authority Revenue Bonds, Series 2016
5.000% due 09/01/2035 (e)	$7,000	$8,130
5.000% due 09/01/2036 (e)	7,000	8,113
Alabama State Docks Department Revenue Bonds, Series 2010
6.000% due 10/01/2040	2,000	2,207
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)	18,500	15,409
6.500% due 10/01/2053	18,000	21,321
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	12,900	15,780

		70,960

ARIZONA 12.2%
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
5.000% due 09/01/2039	29,700	29,765
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010
5.250% due 10/01/2040	1,500	1,611
Pinal County, Arizona Electric District No. 3, Revenue Bonds, Series 2011
5.250% due 07/01/2036	1,750	1,939
5.250% due 07/01/2041	3,700	4,100
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2039 (e)	10,000	10,256
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	12,430	14,616
5.000% due 12/01/2037	22,400	26,615

		88,902

CALIFORNIA 17.0%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
5.000% due 04/01/2034	1,430	1,430
Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2029	6,000	6,497
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2048	5,000	5,782
Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	2,000	2,212
California Health Facilities Financing Authority Revenue Bonds, Series 2010
0.000% due 11/15/2036 (f)	5,000	5,853
5.000% due 11/15/2036	1,500	1,579
California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	3,000	3,275
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (e)	12,500	14,132
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	2,510	2,857
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 07/01/2037	990	996
California State General Obligation Bonds, Series 2008
5.125% due 08/01/2036	5,200	5,262
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	9,500	9,907
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	5,945	6,440
5.500% due 03/01/2040	5,750	6,146
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	4,890	5,207
6.750% due 02/01/2038	17,415	18,574
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2040	1,000	1,054
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	1,000	1,102
6.000% due 08/15/2042	5,690	6,212
California Statewide Communities Development Authority Revenue Notes, Series 2011
6.500% due 11/01/2021	415	452
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,750	2,464
Montebello Unified School District, California General Obligation Bonds, (AGM Insured), Series 2008
5.000% due 08/01/2033	2,000	2,023

Newport Beach, California Revenue Bonds, Series 2011
5.875% due 12/01/2030	3,000	3,425
Peralta Community College District, California General Obligation Bonds, Series 2009
5.000% due 08/01/2039	500	523
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	2,000	2,006
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	3,300	3,651
Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	4,725	4,953

		124,014

COLORADO 2.4%
Aurora, Colorado Revenue Bonds, Series 2010
5.000% due 12/01/2040	5,800	6,128
Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (e)	2,000	2,099
Colorado Health Facilities Authority Revenue Bonds, Series 2010
5.000% due 01/01/2040	6,045	6,333
Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2010
5.625% due 12/01/2040	1,000	1,052
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	1,430	1,991

		17,603

CONNECTICUT 0.3%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	1,000	1,058
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.875% due 04/01/2039	1,250	1,398

		2,456

FLORIDA 5.3%
Brevard County, Florida Health Facilities Authority Revenue Bonds, Series 2009
7.000% due 04/01/2039	1,000	1,052
Broward County, Florida Airport System Revenue Bonds, Series 2009
5.375% due 10/01/2029	600	631
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2042	2,000	2,189
Broward County, Florida Water & Sewer Utility Revenue Bonds, Series 2009
5.250% due 10/01/2034 (e)	8,500	8,657
Clearwater, Florida Water & Sewer Revenue Bonds, Series 2009
5.250% due 12/01/2039	1,000	1,059
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	205	215
Florida State General Obligation Bonds, Series 2009
5.000% due 06/01/2038 (e)	7,900	8,023
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2008
5.625% due 11/15/2037	3,000	3,187
Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	10,000	10,717
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
5.000% due 08/15/2042 (e)	3,000	3,372

		39,102

GEORGIA 5.5%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2010
5.000% due 01/01/2040	1,500	1,579
Atlanta Development Authority, Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2044	3,895	4,297
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	7,500	7,731
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	19,680	20,903
Private Colleges & Universities Authority of Georgia Revenue Bonds, Series 2016
4.000% due 01/01/2046 (e)	5,200	5,511

		40,021

HAWAII 1.2%
Hawaii State General Obligation Bonds, Series 2016
4.000% due 10/01/2035 (e)	4,420	4,681
4.000% due 10/01/2036 (e)	3,635	3,842

		8,523

ILLINOIS 17.8%
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	10,000	10,629
5.500% due 01/01/2042	1,250	1,316

Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	14,100	15,115
5.500% due 01/01/2034	5,200	5,527
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AGC Insured), Series 2008
5.000% due 01/01/2038	1,250	1,253
Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2029	2,000	2,333
Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	1,631	1,634
6.750% due 12/01/2032	5,291	5,317
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020	1,430	1,460
7.000% due 01/01/2028	2,900	2,960
Illinois Finance Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,540	1,544
6.000% due 03/01/2037 ^(b)	250	60
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037 (e)	5,000	5,049
7.125% due 11/15/2037	700	742
Illinois Finance Authority Revenue Bonds, Series 2010
6.000% due 05/01/2028	2,000	2,172
Illinois Finance Authority Revenue Bonds, Series 2013
4.000% due 08/15/2042 (e)	6,000	6,098
Illinois Finance Authority Revenue Bonds, Series 2017
5.250% due 12/01/2052	2,800	2,885
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	26,225	26,268
Illinois State General Obligation Bonds, Series 2017
5.000% due 12/01/2038	2,175	2,220
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	6,000	6,273
5.000% due 11/01/2027	15,000	15,637
Illinois State Toll Highway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2041 (e)	12,500	14,061

		130,553

INDIANA 0.2%
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,340	1,494

IOWA 1.5%
Iowa Finance Authority Revenue Bonds, Series 2014
0.000% due 05/15/2056 ^	144	2
5.400% due 11/15/2046 ^	769	798
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	10,350	10,446

		11,246

KANSAS 0.8%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	532
University of Kansas Hospital Authority Revenue Bonds, Series 2015
4.000% due 09/01/2040 (e)	5,500	5,581

		6,113

KENTUCKY 0.1%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	1,000	1,095

LOUISIANA 1.8%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (e)	7,000	7,254
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	750	824
6.000% due 10/01/2044	1,000	1,102
6.500% due 11/01/2035	450	498
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,268
Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 07/01/2057	1,000	1,090

		13,036

MARYLAND 0.6%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	1,400	1,562

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 08/15/2041	2,380	2,567

		4,129

MASSACHUSETTS 1.8%
Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.000% due 07/01/2042	1,000	1,113
7.625% due 10/15/2037	535	569
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (e)	5,200	5,363
5.000% due 01/01/2047	2,500	2,741
Massachusetts State College Building Authority Revenue Bonds, Series 2009
5.500% due 05/01/2039	2,900	3,021

		12,807

MICHIGAN 5.3%
Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2040 (e)	7,000	7,203
5.000% due 12/01/2031 (e)	2,600	3,016
5.000% due 12/01/2046 (e)	5,100	5,716
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037 ^	780	596
Michigan State Building Authority Revenue Bonds, Series 2016
5.000% due 10/15/2046 (e)	3,500	3,912
5.000% due 10/15/2051 (e)	4,000	4,458
Michigan State Hospital Finance Authority Revenue Bonds, Series 2016
4.000% due 11/15/2047 (e)	10,000	10,175
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (c)	25,000	738
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	3,000	3,082

		38,896

MINNESOTA 0.1%
St. Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	400	420

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (AMBAC Insured), Series 1999
5.000% due 07/01/2024	40	39

MISSOURI 1.5%
Lee’s Summit, Missouri Tax Allocation Bonds, Series 2011
5.625% due 10/01/2023	145	151
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 11/15/2044	10,000	10,785

		10,936

NEBRASKA 2.0%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2017
5.000% due 09/01/2042	2,500	3,015
Omaha Public Power District, Nebraska Revenue Bonds, Series 2012
4.000% due 02/01/2046 (e)	11,350	11,559

		14,574

NEVADA 1.3%
Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (e)	9,500	9,804

NEW HAMPSHIRE 0.3%
New Hampshire Business Finance Authority Revenue Bonds, Series 2009
6.125% due 10/01/2039	2,000	2,129

NEW JERSEY 8.7%
Burlington County, New Jersey Bridge Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	950	879
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.000% due 05/15/2028 ^	525	373
New Jersey Economic Development Authority Revenue Bonds, Series 2010
5.875% due 06/01/2042	2,000	2,176
New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	5,000	5,330
New Jersey Economic Development Authority Revenue Bonds, Series 2017
5.000% due 06/15/2042	1,000	1,068
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 10/01/2021	3,025	3,211
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,695

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	4,000	4,527
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (c)	2,500	1,251
New Jersey Turnpike Authority Revenue Bonds, Series 2009
5.250% due 01/01/2040	2,000	2,055
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	1,010	1,096
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	14,255	14,255
5.000% due 06/01/2029	4,000	4,013
5.000% due 06/01/2041	21,475	21,474

		63,403

NEW MEXICO 0.3%
Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	2,000	2,148

NEW YORK 21.5%
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	33,500	35,897
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,880	4,313
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(b)	298	51
6.700% due 01/01/2049	825	881
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042 (e)	7,000	7,271
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2039	2,000	2,072
New York City Water & Sewer System, New York Revenue Bonds, Series 2012
4.000% due 06/15/2047 (e)	15,000	15,335
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (e)	11,505	14,311
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,050
5.625% due 07/15/2047	2,500	2,666
6.375% due 07/15/2049	1,250	1,330
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	10,000	10,904
5.750% due 11/15/2051	44,000	49,238
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	2,000	2,124
New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,750	1,895
New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (e)	8,000	8,284

		157,622

NORTH DAKOTA 0.5%
Stark County, North Dakota Revenue Bonds, Series 2007
6.750% due 01/01/2033	3,710	3,718

OHIO 14.9%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	6,000	5,882
5.875% due 06/01/2047	29,400	29,069
6.250% due 06/01/2037	15,000	15,074
6.500% due 06/01/2047	19,400	19,521
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2047 (e)	20,580	20,918
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2030	3,900	4,260
Ohio State Revenue Bonds, Series 2009
5.500% due 01/01/2039	3,000	3,087
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	10,000	10,838

		108,649

OKLAHOMA 0.5%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2057 (a)	3,500	3,885

OREGON 0.3%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2009
5.500% due 07/15/2035	1,000	1,047

Oregon State Department of Administrative Services Certificates of Participation Bonds, Series 2009
5.250% due 05/01/2039	1,155	1,200

		2,247

PENNSYLVANIA 8.7%
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012
5.000% due 11/01/2044	7,500	8,000
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	1,000	1,008
6.000% due 07/01/2035	670	676
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	500	528
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, (FHA Insured), Series 2010
5.375% due 08/01/2038	8,465	9,154
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 03/01/2040	400	424
6.000% due 07/01/2043	850	927
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2043	10,000	10,898
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2015
5.000% due 04/01/2045	4,000	4,459
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	1,000	1,095
5.625% due 07/01/2042	7,000	7,622
Philadelphia, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2008
5.250% due 12/15/2032	17,000	17,435
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2009
5.250% due 01/01/2036	500	513
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2010
5.125% due 07/01/2030	1,000	1,047

		63,786

PUERTO RICO 1.1%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2031 ^	7,000	7,457
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	600	644

		8,101

RHODE ISLAND 2.6%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	18,450	19,020

SOUTH CAROLINA 1.7%
Greenwood County, South Carolina Revenue Bonds, Series 2009
5.375% due 10/01/2039	1,000	1,054
South Carolina State Public Service Authority Revenue Bonds, Series 2013
5.500% due 12/01/2053	10,000	11,013

		12,067

TENNESSEE 2.7%
Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016
0.000% due 12/01/2031 (c)	3,975	1,824
5.125% due 12/01/2042	5,000	4,884
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.625% due 10/01/2039	1,750	1,838
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	1,000	1,063
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	3,000	3,323
5.000% due 02/01/2027	6,000	6,899

		19,831

TEXAS 17.2%
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	2,500	2,604
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	21,000	23,024
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
5.250% due 10/01/2029	3,750	3,940
5.500% due 10/01/2039	12,700	13,363
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	700	735
4.000% due 08/15/2035 (e)	1,400	1,463
4.000% due 08/15/2036 (e)	1,330	1,385
4.000% due 08/15/2037 (e)	1,620	1,680
4.000% due 08/15/2040 (e)	1,800	1,844
North Harris County, Texas Regional Water Authority Revenue Bonds, Series 2008
5.250% due 12/15/2033	10,300	10,563
5.500% due 12/15/2038	10,300	10,581

North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	5,750	6,130
5.500% due 09/01/2041	1,300	1,453
San Juan Higher Education Finance Authority, Texas Revenue Bonds, Series 2010
6.700% due 08/15/2040	250	278
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	3,000	3,086
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016
4.000% due 02/15/2047 (e)	13,600	13,881
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	1,000	1,114
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	19,380	22,714
Texas State General Obligation Bonds, Series 2010
0.000% due 04/01/2037 (f)	4,880	4,879
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,116

		125,833

U.S. VIRGIN ISLANDS 1.2%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
5.000% due 10/01/2022	1,100	806
6.625% due 10/01/2029	2,485	1,708
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.000% due 10/01/2025	8,500	6,014

		8,528

VIRGINIA 0.3%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,042
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(b)	412	31
6.000% due 06/01/2043	1,269	1,248

		2,321

WASHINGTON 0.3%
Washington Health Care Facilities Authority Revenue Bonds, (AGC Insured), Series 2008
6.000% due 08/15/2039	1,300	1,375
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	1,000	1,051

		2,426

WEST VIRGINIA 0.9%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	2,000	2,071
West Virginia Economic Development Authority Revenue Bonds, Series 2010
5.375% due 12/01/2038	2,000	2,154
West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (e)	2,000	2,054

		6,279

WISCONSIN 2.4%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2039	1,000	1,042
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046 (e)	13,085	13,330
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (e)	3,000	3,075

		17,447

Total Municipal Bonds & Notes (Cost $1,194,986)		1,276,163

SHORT-TERM INSTRUMENTS 1.9%
REPURCHASE AGREEMENTS (g) 1.9%		13,788

Total Short-Term Instruments (Cost $13,788)		13,788

Total Investments in Securities (Cost $1,208,774)		1,289,951

Total Investments 176.4% (Cost $1,208,774)		$1,289,951
Preferred Shares (50.2)%		(367,000)
Other Assets and Liabilities, net (26.2)%		(191,487)

Net Assets Applicable to Common Shareholders 100.0%		$731,464

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

(a)	When-issued security.

(b)	Security is not accruing income as of the date of this report.

(c)	Zero coupon security.

(d)	Security becomes interest bearing at a future date.

(e)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(f)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on March 31, 2018.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	1.900%	03/29/2018	04/02/2018	$13,300	U.S. Treasury Notes 0.875% due 07/15/2018	$(13,572)	$13,300	$13,303
FICC	1.250	03/29/2018	04/02/2018	488	U.S. Treasury Notes 2.000% due 04/30/2024	(500)	488	488

Total Repurchase Agreements						$(14,072)	$13,788	$13,791

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$70,960	$0	$70,960
Arizona	0	88,902	0	88,902
California	0	124,014	0	124,014
Colorado	0	17,603	0	17,603
Connecticut	0	2,456	0	2,456
Florida	0	39,102	0	39,102
Georgia	0	40,021	0	40,021
Hawaii	0	8,523	0	8,523
Illinois	0	130,553	0	130,553
Indiana	0	1,494	0	1,494
Iowa	0	11,246	0	11,246
Kansas	0	6,113	0	6,113
Kentucky	0	1,095	0	1,095
Louisiana	0	13,036	0	13,036
Maryland	0	4,129	0	4,129
Massachusetts	0	12,807	0	12,807
Michigan	0	38,896	0	38,896
Minnesota	0	420	0	420
Mississippi	0	39	0	39
Missouri	0	10,936	0	10,936
Nebraska	0	14,574	0	14,574
Nevada	0	9,804	0	9,804
New Hampshire	0	2,129	0	2,129
New Jersey	0	63,403	0	63,403
New Mexico	0	2,148	0	2,148
New York	0	157,622	0	157,622
North Dakota	0	3,718	0	3,718
Ohio	0	108,649	0	108,649
Oklahoma	0	3,885	0	3,885
Oregon	0	2,247	0	2,247
Pennsylvania	0	63,786	0	63,786
Puerto Rico	0	8,101	0	8,101
Rhode Island	0	19,020	0	19,020
South Carolina	0	12,067	0	12,067
Tennessee	0	19,831	0	19,831
Texas	0	125,833	0	125,833
U.S. Virgin Islands	0	8,528	0	8,528
Virginia	0	2,321	0	2,321
Washington	0	2,426	0	2,426
West Virginia	0	6,279	0	6,279
Wisconsin	0	17,447	0	17,447
Short-Term Instruments
Repurchase Agreements	0	13,788	0	13,788

Total Investments	$0	$1,289,951	$0	$1,289,951

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration
AGM	Assured Guaranty Municipal

Other Abbreviations:
TBA	To-Be-Announced

Item 2. Controls and Procedures

(a)	The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Municipal Income Fund II

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 29, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 29, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: May 29, 2018